Income tax expense (Tables)	12 Months Ended
Dec. 31, 2024
Income tax expense
Schedule of income tax and social security contribution recognized in profit or loss
	December 31, 2024	December 31, 2023	December 31, 2022
Current income tax	(9,658)	(6,892)	(11,314)
Deferred income tax	(4,617)	(8,444)	(8,802)
Total income tax (expenses)	(14,275)	(15,336)	(20,116)

Schedule of reconciliation of the effective rate with the average nominal rate
	December 31, 2024	December 31, 2023	December 31, 2022
Profit before income tax	43,769	41,699	38,823
Nominal income tax rate	34%	34%	34%
Tax expenses per nominal income tax rate	(14,881)	(14,178)	(13,200)
Tax benefits incentives	2,947	346	-
Tax rate differences on subsidiaries	682	84	(2,957)
Permanent differences	(913)	(946)	(1,760)
Other	898	-	-
Tax losses for which no DTA is recognized	(3,008)	(642)	(2,199)
Income tax expenses	(14,275)	(15,336)	(20,116)

Current	(9,658)	(6,892)	(11,314)
Deferred	(4,617)	(8,444)	(8,802)
	(14,275)	(15,336)	(20,116)
Effective rate	33%	37%	52%

Schedule of reconciliation of deferred tax assets and deferred tax liabilities
	December 31, 2023	Recognized in profit or loss	Reclassification	Translation to presentation currency	December 31, 2024	Assets	Liabilities
Goodwill	(17,949)	(9,197)	-	5,137	(22,009)	-	(22,009)
Provisions	859	895	-	(100)	1,654	1,654	-
Property and equipment	1,067	508	-	(259)	1,316	1,328	(12)
Derivatives	319	351	-	(110)	560	560	-
Bonus accrued	1,030	1,454	-	(224)	2,260	2,260	-
Intangible assets	-	881	(3,184)	238	(2,065)	-	(2,065)
Share-based compensation	1,294	1,122	-	(315)	2,101	2,101	-
Lease	504	8	-	(106)	406	406	-
Other temporary differences	1,467	(263)	1	(283)	922	922	-
Research and development tax credit	647	13	(667)	(7)	-	-	-
Net tax loss carryforward	397	(389)	-	(8)	-	-	-
Total	(10,365)	(4,617)	(3,850)	3,977	(14,855)	9,231	(24,086)

	January 1, 2023	Recognized in profit or loss	Other	Translation to presentation currency	December 31, 2023	Assets	Liabilities
Goodwill	(7,925)	(9,302)	-	(722)	(17,949)	-	(17,949)
Provisions	590	228	-	41	859	859	-
Property and equipment	237	777	-	53	1,067	1,332	(265)
Derivatives	(444)	764	-	(1)	319	319	-
Bonus accrued	4,110	(3,123)	-	43	1,030	1,030	-
Share-based compensation	377	899	-	18	1,294	1,294	-
Lease	515	(25)	-	14	504	504	-
Other temporary differences	188	1,308	(43)	14	1,467	1,524	(57)
Research and development tax credit	938	(14)	(295)	18	647	647	-
Net tax loss carryforward	384	44	-	(31)	397	397	-
Total	(1,030)	(8,444)	(338)	(553)	(10,365)	7,906	(18,271)

Schedule of unrecognized deferred tax assets
	December 31, 2024		December 31, 2023		December 31, 2022
Subsidiaries	Unrecognized tax losses	Expiration date	Unrecognized tax losses	Expiration date	Unrecognized tax losses	Expiration date
CI&T Canada	(166)	2027	(212)	2026	(160)	2025
CI&T Portugal	(597)	2029	(763)	2028	(540)	2027
CI&T Oceania	(801)	does not expire	(551)	does not expire	(25)	does not expire
CI&T Digital Ltd	(434)	2025	(637)	2024	(591)	2023
CI&T Japan	(217)	2029	(234)	2028	(193)	2027
Total unrecognized tax losses	(2,215)		(2,397)		(1,509)